Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Accrued Expenses and Other Liabilities
Accrued advertising and marketing expenses	¥ 11,070,464	$ 1,516,647	¥ 13,485,287
VAT and other tax payable	22,805,311	3,124,315	16,928,603
Payroll payable	4,026,851	551,676	3,200,108
Accounts payable	28,280,328	3,874,389	16,905,439
Others	2,958,877	405,364	4,831,962
Total	¥ 69,141,831	$ 9,472,391	¥ 55,351,399